Income taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Japanese Tax Authority
Income Taxes [Line Items]
Statutory tax rate	31.10%	32.90%	35.20%
Operating loss carryforwards for tax purposes	¥ 62,223
Tax credit carryforwards	2,774
Undistributed earnings of foreign subsidiaries	3,454,027
Undistributed earnings of foreign subsidiaries, additional tax provision, estimate	¥ 129,885
Tax years remain open to examination by various tax jurisdictions	On and after April 1, 2010
Japanese Tax Authority | Minimum
Income Taxes [Line Items]
Expiration date for operating loss carryforwards	2018
Expiration date for tax credit carryforwards	2018
Japanese Tax Authority | Maximum
Income Taxes [Line Items]
Expiration date for operating loss carryforwards	2026
Expiration date for tax credit carryforwards	2020
Foreign Tax Authority
Income Taxes [Line Items]
Operating loss carryforwards for tax purposes	¥ 184,364
Tax credit carryforwards	¥ 32,073
Tax years remain open to examination by various tax jurisdictions	On and after April 1, 2002
Foreign Tax Authority | Minimum
Income Taxes [Line Items]
Expiration date for operating loss carryforwards	2018
Expiration date for tax credit carryforwards	2018
Foreign Tax Authority | Maximum
Income Taxes [Line Items]
Expiration date for operating loss carryforwards	2037
Expiration date for tax credit carryforwards	2037